CHANGES IN ACCOUNTING POLICIES - Disclosure of lease liabilities (Details)	Dec. 31, 2019 CAD ($)
Disclosure of initial application of standards or interpretations [abstract]
Lease liabilities	$ 532,348
Less: current portion	(175,620)
Long-term portion	$ 356,728